ACCOUNTS AND NOTES RECEIVABLE (Schedule of Allowance for Doubtful Accounts Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 23.7
Acquired in the Transaction	0.0	20.2
Provision for doubtful debt	3.3	4.3	$ 0.3
Write-off of doubtful debt	(3.2)
Effect of foreign currency translation	(1.5)	(0.8)
Ending balance	$ 22.3	$ 23.7